Summary of significant accounting policies (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended		3 Months Ended	9 Months Ended
	Mar. 29, 2014	Mar. 30, 2013	Mar. 31, 2012	Dec. 11, 2011
Goodwill and indefinite-lived intangible assets
Goodwill impairment	$ 0	$ 0
Impairment of indefinite-lived intangible assets, excluding goodwill	0	0
Long-lived assets
Asset impairment charges	0	0
Successor
Goodwill and indefinite-lived intangible assets
Goodwill impairment			0
Impairment of indefinite-lived intangible assets, excluding goodwill			0
Long-lived assets
Asset impairment charges			0
Predecessor
Goodwill and indefinite-lived intangible assets
Goodwill impairment				0
Impairment of indefinite-lived intangible assets, excluding goodwill				0
Long-lived assets
Asset impairment charges				$ 0
Trademarks
Definite-lived intangible assets
Useful life	6 months	1 year 1 month 6 days
Customer list
Definite-lived intangible assets
Useful life	5 years	5 years
Non-compete agreements
Definite-lived intangible assets
Useful life	4 years 8 months 12 days	4 years 10 months 24 days
Non-compete agreements | Minimum
Definite-lived intangible assets
Useful life	4 years
Non-compete agreements | Maximum
Definite-lived intangible assets
Useful life	5 years
Below-market leases
Definite-lived intangible assets
Useful life	10 years 4 months 24 days	6 years 8 months 12 days
Below-market leases | Minimum
Definite-lived intangible assets
Useful life	2 years
Below-market leases | Maximum
Definite-lived intangible assets
Useful life	17 years